Accrued Liabilities (Notes) (Cheniere Energy Partners, LP [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Accrued Liabilities
ACCRUED LIABILITIES

As of September 30, 2014 and December 31, 2013, accrued liabilities (including amounts due to affiliates) consisted of the following (in thousands):

	September 30,	December 31,
	2014	2013
Interest expense and related debt fees	$155,332	$80,151
Liquefaction Project costs	164,751	83,127
LNG terminal costs	1,448	1,612
Other	7,321	5,162
Total accrued liabilities	328,852	170,052

Accrued liabilities—affiliate	24,286	44,384
Total accrued liabilities (including affiliate)	$353,138	$214,436

ACCRUED LIABILITIES

As of December 31, 2013 and 2012, accrued liabilities (including amounts due to affiliates) consisted of the following (in thousands):

	December 31,
	2013	2012
Interest and related debt fees	$80,151	$16,327
Affiliate	44,384	5,744
Liquefaction Project costs	83,127	26,131
LNG terminal costs	1,612	977
Other	5,162	4,413
Total accrued liabilities (including affiliate)	$214,436	$53,592